Related Party Transactions - Schedule of Related Parties Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance due from (to) related parties	$ 17,800	$ (46,100)
Working capital advances received	(55,500)	(60,450)
Repayments made	51,000	97,650
Working capital advances made	8,889
Amounts deemed uncollectible and expensed	(2,244)
Repayments received	(24,445)
Balance due from (to) related parties	(5,000)	17,800
Foundation [Member]
Balance due from (to) related parties	3,200	(46,100)
Working capital advances received		(48,350)
Repayments made		97,650
Working capital advances made	5,094
Amounts deemed uncollectible and expensed	(2,244)
Balance due from (to) related parties		3,200
Chief Executive Officer [Member]
Balance due from (to) related parties	5,900
Working capital advances received	(55,500)	(7,500)
Repayments made	50,500	13,400
Working capital advances made
Amounts deemed uncollectible and expensed
Balance due from (to) related parties	(5,000)	5,900
CFO [Member]
Balance due from (to) related parties	8,700
Working capital advances received		(4,600)
Repayments made		13,300
Working capital advances made	3,795
Amounts deemed uncollectible and expensed
Repayments received	(12,495)
Balance due from (to) related parties		$ 8,700